Summary of Significant Accounting Policies - Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk | Revenue from Contract with Customer Benchmark [Member] | Payor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	27.00%	36.00%
Customer Concentration Risk | Revenue from Contract with Customer Benchmark [Member] | Payor B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	14.00%
Customer Concentration Risk | Revenue from Contract with Customer Benchmark [Member] | Payor D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			24.00%
Customer Concentration Risk | Accounts Receivable [Member] | Payor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	10.00%
Customer Concentration Risk | Accounts Receivable [Member] | Payor C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		20.00%
Customer Concentration Risk | Accounts Receivable [Member] | Payor D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%
Supplier Concentration Risk | Purchases | Supplier A
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	11.00%	15.00%
Supplier Concentration Risk | Purchases | Supplier B
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%	12.00%